Supplement to the

Fidelity® Select Portfolios®

Air Transportation Portfolio (FSAIX), Automotive Portfolio (FSAVX), Banking Portfolio (FSRBX), Biotechnology Portfolio (FBIOX), Brokerage and Investment Management Portfolio (FSLBX), Chemicals Portfolio (FSCHX), Communications Equipment Portfolio (FSDCX), Computers Portfolio (FDCPX), Construction and Housing Portfolio (FSHOX), Consumer Discretionary Portfolio (FSCPX), Consumer Finance Portfolio (FSVLX), Consumer Staples Portfolio (FDFAX), Defense and Aerospace Portfolio (FSDAX), Electronics Portfolio (FSELX), Energy Portfolio (FSENX), Energy Service Portfolio (FSESX), Environmental and Alternative Energy Portfolio (FSLEX), Financial Services Portfolio (FIDSX), Gold Portfolio (FSAGX), Health Care Portfolio (FSPHX), Industrial Equipment Portfolio (FSCGX), Industrials Portfolio (FCYIX), Insurance Portfolio (FSPCX), IT Services Portfolio (FBSOX), Leisure Portfolio (FDLSX), Materials Portfolio (FSDPX), Medical Delivery Portfolio (FSHCX), Medical Equipment and Systems Portfolio (FSMEX), Multimedia Portfolio (FBMPX), Natural Gas Portfolio (FSNGX), Natural Resources Portfolio (FNARX), Pharmaceuticals Portfolio (FPHAX), Retailing Portfolio (FSRPX), Software and Computer Services Portfolio (FSCSX), Technology Portfolio (FSPTX), Telecommunications Portfolio (FSTCX), Transportation Portfolio (FSRFX), Utilities Portfolio (FSUTX), and Wireless Portfolio (FWRLX)

Consumer Staples Portfolio is a Class of shares of Consumer Staples Portfolio; Gold Portfolio is a Class of shares of Gold Portfolio; Materials Portfolio is a Class of shares of Materials Portfolio; and Telecommunications Portfolio is a Class of shares of Telecommunications Portfolio

Funds of Fidelity Select Portfolios

STATEMENT OF ADDITIONAL INFORMATION

April 28, 2012

Sean Gavin no longer serves as co-manager of Select Air Transportation Portfolio. All references to Sean Gavin in the "Management Contracts" section beginning on page 62 are no longer applicable.

Vincent Montemaggiore no longer serves as co-manager of Select Banking Portfolio. All references to Vincent Montemaggiore in the "Management Contracts" section beginning on page 62 are no longer applicable.

John Sheehy no longer serves as co-manager of Select Defense and Aerospace Portfolio. All references to John Sheehy in the "Management Contracts" section beginning on page 62 are no longer applicable.

Sean Gavin no longer serves as co-manager of Select Transportation Portfolio. All references to Sean Gavin in the "Management Contracts" section beginning on page 62 are no longer applicable.

Gordon Scott has replaced John Harris as the portfolio manager of Consumer Discretionary Portfolio. All references to John Harris are no longer applicable.

The following information supplements similar information found in the "Management Contracts" section beginning on page 62.

The following table provides information relating to other accounts managed by Mr. Scott as of May 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	10	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 1,956	none	$ 1
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 298	none	none

* Includes Consumer Discretionary Portfolio ($303 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of May 31, 2012
Gordon Scott	Consumer Discretionary Portfolio	$100,001 - $500,000
SELB-12-07  September 4, 2012
1.475630.163

Shilpa Mehra serves as co-manager of Consumer Finance Portfolio. The following information supplements information found in the "Management Contracts"section beginning on page 62.

The following table provides information relating to other accounts managed by Ms. Mehra as of April 30, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 198	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Consumer Finance Portfolio ($198 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of April 30, 2012
Shilpa Mehra	Consumer Finance Portfolio	none

Steven Bullock has replaced Andrew Hatem as the portfolio manager of Medical Delivery Portfolio. All references to Andrew Hatem are no longer applicable.

The following information supplements similar information found in the "Management Contracts" section beginning on page 62.

The following table provides information relating to other accounts managed by Mr. Bullock as of July 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,060	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Medical Delivery Portfolio ($779 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of July 31, 2012
Steven Bullock	Medical Delivery Portfolio	none